14 Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member]
SubsidiariesLineItems [Line Items]
Entity name	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)
Registered Office	Parque Tecnol?gico de Vizcaya, Edificio 800 Planta 2, Derio, 48160, Vizcaya, Spain	[1]
Nature of Business	Trading company
PharMida AG [Member]
SubsidiariesLineItems [Line Items]
Entity name	PharMida AG
Registered Office	c/o Kellerhals, Hirschg?sslein 11, 4051 Basel, Switzerland	[1],[2]
Nature of Business	Dormant
Midatech Pharma (Wales) Limited [Member]
SubsidiariesLineItems [Line Items]
Entity name	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Registered Office	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA
Nature of Business	Trading company
Midatech Pharma PTY [Member]
SubsidiariesLineItems [Line Items]
Entity name	Midatech Pharma Pty
Registered Office	c/o Griffith Hack Consulting, 300 Queen Street, Brisbane, QLD 4000, Australia	[3]
Nature of Business	Trading company
Midatech Limited [Member]
SubsidiariesLineItems [Line Items]
Entity name	Midatech Limited
Registered Office	Oddfellows House, 19 Newport Road, Cardiff, CF24 0AA
Nature of Business	Trading company

[1]	Wholly owned subsidiary of Midatech Limited.
[2]	PharMida AG became dormant in January 2016.
[3]	Midatech Pharma PTY was incorporated on 16 February 2015.